BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 24,945	$ 520,422
Prepaid income tax	203,613	0
Prepaid expenses and other current assets	353,959	57,109
Total Current Assets	582,517	577,531
Cash and cash equivalents held in Trust Account	93,340,005	225,433,349
Total Assets	93,922,522	226,010,880
Current Liabilities
Accounts payable	349,439	25,496
Accrued expenses	25,000	25,000
Franchise tax payable	40,050	200,050
Income tax payable	0	1,033,660
Promissory note	2,365,649	0
Promissory note- Related party	400,000	0
Total Current Liabilities	3,180,138	1,284,206
Deferred underwriting fees	7,718,227	7,718,227
Total Liabilities	10,898,365	9,002,433
Commitments
Common stock subject to possible redemption, 7,560,480 and 20,846,454 shares at redemption value at December 31, 2020 and December 31, 2019, respectively	78,024,156	212,008,440
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	2,812,626	1,818,808
Retained earnings	2,186,674	3,180,527
Total Stockholders' Equity	5,000,001	5,000,007
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	93,922,522	226,010,880
Class A Common Stock [Member]
Stockholders' Equity
Common stock	150	121
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 551	$ 551